August 16, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Prudential Jennison Blend Fund, Inc.: Form N-1A

Post-Effective Amendment No. 57 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 58 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 002-75128

Investment Company Act No. 811-03336

Dear Sir or Madam:

On behalf of Prudential Jennison Blend Fund, Inc. (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 57 to the Registration Statement under the 1933 Act and Amendment No. 58 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding a new share class to the Prudential Jennison Blend Fund’s registration statement, designated Class Q. The Company intends to file a subsequent post-effective amendment on or before October 17, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

With respect to the new disclosure regarding Class Q shares, the Amendment includes substantially similar disclosure to the following sections of the prospectus for the most recently effective Registration Statement adding disclosure regarding Class Q shares (the Prudential Investment Portfolios 4, Registration Statement on Form N-1A with respect to the prospectus of the Prudential Muni High Income Fund, effective on June 27, 2017 (File No. 033-10649 and 811-04930) as it relates to Class Q shares:

  The “Fund Fees and Expenses” and “Investments, Risks and Performance” section of the “Fund Summary”;
  The “Distributors” section of “How the Fund is Managed”;

  “How to Choose a Share Class”; and
  “Qualifying for Class Q Shares.”

The Amendment includes substantially similar disclosure to the following sections of the Prudential Investment Portfolios 4 Registration Statement’s statement of additional information as it relates to Class Q shares:

•	“Additional Information: Description of Shares and Organization”; and
•	“Purchase, Redemption, and Pricing of Fund Shares.”

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary